Income Taxes (Components Of Net Deferred Tax And Valuation Allowance) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Income Taxes [Abstract]
Allowance for loan and lease losses	$ 2,900	$ 2,428
Start-up costs	1,804	1,979
Incentives related to leases	95	99
Compensation related	215	110
Unrealized losses/expenses related to OREO		67
Unrealized losses on derivatives		96
Unrealized losses on available-for-sale securities	610
Unearned interest on non-accrual loans	40
Other tax assets	11	8
Net operating loss carryforward		1,804	2,300
Gross deferred tax assets	5,675	6,591
Depreciation	86	101
Unearned loan costs in excess of loan fees	314	217
Acquisition accounting adjustments	88	129
Basis in acquired loans	813	1,478
Unrealized gains on derivatives	7
Unrealized gains/expenses related to OREO	22
Unrealized gains on available-for-sale securities		572
Gross deferred tax liabilities	1,330	2,497
Net deferred tax asset	$ 4,345	$ 4,094